CERTAmx

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

07051761

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-33425

RECD S.E.C.
MAY 0 3 2007
1083

April 25, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
MAY 0 4 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from SAFETY FIRST TRUST SERIES 2006-3, (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Principal-Protected Trust Certificates Linked to the Nikkei 225 Stock Average^{SM} Due 2011

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas

END